Schedule of Preferred Units Activities (Details) - USD ($)	1 Months Ended	4 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
Balance at September 30, 2025
PROCAP BTC, LLC [Member]
As of June 10, 2025 (inception)
Purchase of BTC		475,999,980
Contribution of BTC		40,500,020
Preferred units activities, gross		516,500,000
Initial recognition of conversion feature liability	(56,298,500)	(56,298,500)
Balance at September 30, 2025	$ 460,201,500	$ 460,201,500